Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
State and Local Income Tax Expense (Benefit), Continuing Operations	$ 0
Federal tax credits expiration		between 2040 and 2042
Change in valuation allowance		$ 6,100,000	$ 2,800,000
Uncertain tax benefits		1,200,000	$ 1,100,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		37,000,000.0
Research and development credit carryforward		400,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		42,100,000		$ 29,000,000.0
Research and development credit carryforward		$ 500,000